Cover	Jun. 02, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On June 2, 2022, Aptose Biosciences, Inc. (the “Company”) issued a press release (the “Original Press Release”) announcing highlights from a corporate update and KOL event and filed a Current Report on Form 8-K furnishing the press release as Exhibit 99.1. On June 2, 2022, the Company issued an updated press release to correct language about responses and remissions of its lead drug candidate HM43239, which now reads eight total responses, including seven CRs and one PR, and favorable safety achieved at three separate dose levels (80 mg, 120 mg, 160 mg), which was incorrectly published as eight CRs and favorable safety achieved at three separate dose levels (80 mg, 120 mg, 160 mg). The Company is filing this amended Form 8-K to furnish the updated press release. Except as described above, all other information in the Original Press Release remains unchanged.
Document Period End Date	Jun. 02, 2022
Entity File Number	001-32001
Entity Registrant Name	Aptose Biosciences Inc.
Entity Central Index Key	0000882361
Entity Tax Identification Number	98-1136802
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	251 Consumers Road
Entity Address, Address Line Two	Suite 1105
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M2J 4R3
City Area Code	647
Local Phone Number	479-9828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	APTO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false